Shareholder Fees {- Fidelity Managed Retirement 2010 Fund}	Jul. 13, 2021 USD ($)
07.31 Fidelity Managed Retirement Funds K Combo PRO-04 | Fidelity Managed Retirement 2010 Fund
Shareholder Fees:
(fees paid directly from your investment)	none